Long-Term Debt (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Long Term Debt [Line Items]
Borrowings under Guaranteed Investment Agreements	$ 114,000		$ 114,000		$ 94,198
Line of Credit Facility, Interest Rate Description			The floating interest rates on the revolving notes are between DTF+6% and DTF+7%. DTF is the primary measure of interest rates in Colombia.		The floating interest rates on the revolving notes are between DTF+6% and DTF+7%. DTF is the primary measure of interest rates in Colombia.
Long-term Line of Credit	7,823		$ 7,823		$ 375	$ 1,872
Interest Expense, Debt	2,050	$ 2,294	4,202	$ 4,267	(8,900)	(7,886)
Capital Leases, Future Minimum Payments Due	20,180	$ 2,462	20,180	2,462	15,505
Proceeds from Debt, Net of Issuance Costs					9,185	8,372
Proceeds from Issuance of Debt					87,109	21,237
Repayments of Debt			49,093	$ 37,568	77,924	12,865
Property, Plant and Equipment, Net, Total	126,340		126,340		103,980	87,382
Other Assets, Noncurrent	5,946		5,946		6,195	262
Revolving Lines Of Credit [Member]
Long Term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	8,500		8,500		1,900
Secured Debt [Member]
Long Term Debt [Line Items]
Long-term Line of Credit	36,575		36,575		26,856	27,596
Property, Plant and Equipment, Net, Total	7,186		7,186		7,362	2,931
Other Assets, Noncurrent	$ 402		$ 402		$ 435	$ 0
Maximum [Member]
Long Term Debt [Line Items]
Debt Instrument, Term			15 years		15 years
Debt Instrument, Interest Rate, Effective Percentage	12.03%		12.03%		12.01%
Capital Leases Obligation Discount Rate					12.20%
Minimum [Member]
Long Term Debt [Line Items]
Debt Instrument, Term			6 months
Debt Instrument, Interest Rate, Effective Percentage	2.90%		2.90%		4.56%
Capital Leases Obligation Discount Rate					7.94%